DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Liabilities
The following table presents details of the Company's derivative liabilities as of June 30, 2014 and December 31, 2013:

Total
Balance December 31, 2013	$1,933,501
Change in fair market value of derivative liabilities	2,466,500
Balance June 30, 2014	$4,400,001

The following table presents details of the Company's derivative liabilities as of December 31, 2013 and 2012:

Total
Balance December 31, 2012	$-
Issuances in derivative value due to warrants	1,883,109
Change in fair market value of derivative liabilities	50,392
Balance December 31, 2013	$1,933,501